Commitments and Contingent Liabilities (Details) $ in Thousands	Apr. 02, 2016 USD ($)
Schedule of Operating Lease Future Minimum Lease Payments [Line Items]
2017	$ 12,012
2018	9,420
2019	6,702
2020	4,628
2021	4,142
Thereafter	15,448
Total minimum payment	$ 52,352